Goodwill and Intangibles - Accumulated Amortization and Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ (3,948.2)	€ (3,470.0)
Amortisation, intangible assets other than goodwill	(8.6)	(7.0)	€ (6.5)
Intangible assets and goodwill	(3,946.0)	(3,948.2)	(3,470.0)
Intangible assets and goodwill	3,946.0	3,948.2	3,470.0
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	20.3	13.8
Amortisation, intangible assets other than goodwill	8.6	7.0	6.5
Increase (decrease) through net exchange differences, intangible assets and goodwill	(0.1)	(0.5)
Intangible assets and goodwill	28.8	20.3	13.8
Intangible assets and goodwill	(28.8)	(20.3)	(13.8)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(1,861.0)	(1,745.6)
Intangible assets and goodwill	(1,862.9)	(1,861.0)	(1,745.6)
Intangible assets and goodwill	1,862.9	1,861.0	1,745.6
Goodwill | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0.0	0.0
Amortisation, intangible assets other than goodwill	0.0	0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(24.0)	(26.2)
Intangible assets and goodwill	(21.8)	(24.0)	(26.2)
Intangible assets and goodwill	21.8	24.0	26.2
Customer relationships | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	7.0	4.8
Amortisation, intangible assets other than goodwill	2.2	2.2
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.0
Intangible assets and goodwill	9.2	7.0	4.8
Intangible assets and goodwill	(9.2)	(7.0)	(4.8)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,048.4)	(1,687.4)
Intangible assets and goodwill	(2,046.7)	(2,048.4)	(1,687.4)
Intangible assets and goodwill	2,046.7	2,048.4	1,687.4
Brands | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	2.7	1.5
Amortisation, intangible assets other than goodwill	1.7	1.2
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.0
Intangible assets and goodwill	4.4	2.7	1.5
Intangible assets and goodwill	(4.4)	(2.7)	(1.5)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(14.8)	(10.8)
Intangible assets and goodwill	(14.6)	(14.8)	(10.8)
Intangible assets and goodwill	14.6	14.8	10.8
Computer software | Accumulated depreciation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	10.6	7.5
Amortisation, intangible assets other than goodwill	4.7	3.6
Increase (decrease) through net exchange differences, intangible assets and goodwill	(0.1)	(0.5)
Intangible assets and goodwill	15.2	10.6	7.5
Intangible assets and goodwill	€ (15.2)	€ (10.6)	€ (7.5)